Inventory - Schedule of Inventory (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Inventory [Abstract]
Raw materials	$ 751	¥ 5,097	¥ 5,967
Low value consumables	1	5	34
Finished goods	812	5,507	6,290
Less: inventory impairment	(2)	(12)
Inventories, net	$ 1,562	¥ 10,597	¥ 12,291